SHAREHOLDER EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
SHAREHOLDER EQUITY

NOTE 9 – SHAREHOLDER EQUITY

Preferred Stock

The Company is authorized to issue 10,000,000 shares of blank check preferred stock, $0.0001 par value per share. No preferred shares were issued or outstanding as of March 31, 2026 and December 31, 2025.

Common Stock

The Company is authorized to issue 250,000,000 shares of common stock, $0.0001 par value per share. There were 21,049,980 and 20,673,200 shares of common stock issued and outstanding as of March 31, 2026 and December 31, 2025, respectively.

During the period ended March 31, 2026, the Company granted a total of 105,000 shares of Company’s common stock to consultants for services. The awarded shares are immediately vested. The fair market value of the common stock granted during the period ended March 31, 2026 was $525,001. The $525,001 aggregate fair value reflects a value of $5.00 per share, the price at which the Company contemporaneously sold shares of common stock for cash to third-party investors in its Regulation A offering and private placements. The increase from the per-share value of shares issued for services during 2025 reflects this contemporaneous, arm’s-length cash price.

During the three months ended March 31, 2026, the Company issued a total of 271,780 shares for a total net cash consideration of $839,854.

NOTE 8 – SHAREHOLDER EQUITY

Preferred Stock

The Company is authorized to issue 10,000,000 shares of blank check preferred stock, $0.0001 par value per share. No preferred shares were issued or outstanding as of December 31, 2025 and December 31, 2024.

Common Stock

The Company is authorized to issue 250,000,000 shares of common stock, $0.0001 par value per share. There were 20,673,200 and 15,000,000 shares of common stock issued and outstanding as of December 31, 2025 and December 31, 2024, respectively.

On June 26, 2025, the sole shareholder of RoboCent, Inc. approved an Agreement and Plan of Merger with FullPAC, Inc. FullPAC, Inc. was incorporated in the State of Nevada on June 25, 2025 by the sole shareholder of RoboCent, Inc. Pursuant to the Agreement and Plan of Merger, the sole shareholder of RoboCent, Inc. received the same class and number of shares of stock in FullPAC, Inc. as he previously held in RoboCent, Inc., FullPAC, Inc. became the sole shareholder of RoboCent, Inc., and RoboCent, Inc. became a wholly owned subsidiary of FullPAC, Inc. The transaction was accounted for as a common control transaction under FASB ASC 805.

Effective June 26, 2025, the Company conducted a forward-split such that 25,000 shares of common stock became 15,000,000 shares of common stock. The forward stock split has been retroactively adjusted throughout these financial statements and footnotes.

During the year ended December 31, 2025, the Company granted a total of 5,720,000 shares of Company’s common stock to various employees, executives, directors and consultants for services. The awarded shares are immediately vested. The Company obtained a valuation to appraise the company’s common stock to determine the fair market value of the strike price for the stock awards. The Company determined that the fair market value of the common stock granted during the year ended December 31, 2025 was $343,200.

During the year ended December 31, 2025, 95,000 shares of Company’s common stock that were previously issued for services during the same year were cancelled and returned to the Company due to the termination of the agreement.

During the year ended December 31, 2025, the Company issued a total of 48,200 shares for a total cash consideration of $36,465.